American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
September 30, 2025

Global Gold Fund - Schedule of Investments
SEPTEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.2%
Australia — 12.3%
Capricorn Metals Ltd.(1)	1,585,500	13,803,392
Catalyst Metals Ltd.(1)(2)	725,600	3,780,650
Evolution Mining Ltd.	4,455,697	31,762,569
Northern Star Resources Ltd.	2,683,017	41,896,134
Pantoro Gold Ltd.(1)	1,269,100	5,057,297
Perseus Mining Ltd.	8,519,300	27,408,802
Ramelius Resources Ltd.	5,285,100	13,461,896
Regis Resources Ltd.	5,921,200	23,393,712
Resolute Mining Ltd.(1)	11,242,700	7,637,990
Vault Minerals Ltd.(1)	19,780,400	8,582,660
West African Resources Ltd.(1)	3,110,400	6,256,781
Westgold Resources Ltd.	3,167,900	9,339,171
		192,381,054
Brazil — 0.5%
Aura Minerals, Inc.(1)	215,000	8,003,024
Canada — 49.5%
Agnico Eagle Mines Ltd.	667,573	112,526,105
Alamos Gold, Inc., Class A	930,200	32,426,772
Allied Gold Corp.(1)	452,709	7,911,104
Andean Precious Metals Corp.(1)	1,035,731	6,177,026
Aris Mining Corp.(1)	626,400	6,138,720
Avino Silver & Gold Mines Ltd.(1)(2)	416,200	2,183,129
Aya Gold & Silver, Inc.(1)(2)	247,600	2,864,382
B2Gold Corp.	6,083,700	30,114,315
Barrick Mining Corp.	2,206,620	72,310,937
Centerra Gold, Inc.	1,032,000	11,056,348
DPM Metals, Inc.	1,099,400	24,370,547
Eldorado Gold Corp.(1)	190,200	5,494,878
Endeavour Silver Corp.(1)(2)	2,334,600	18,303,264
Equinox Gold Corp. (Toronto)(1)(2)	527,645	5,910,746
Equinox Gold Corp.(1)	494,000	5,542,680
First Majestic Silver Corp.	306,100	3,761,969
Fortuna Mining Corp.(1)(2)	1,409,200	12,626,432
Franco-Nevada Corp.	237,900	53,030,289
IAMGOLD Corp.(1)	2,633,300	34,048,569
K92 Mining, Inc.(1)	1,771,600	21,411,448
Kinross Gold Corp.	3,346,857	83,169,396
Lundin Gold, Inc.	60,800	3,939,309
New Gold, Inc.(1)	2,037,700	14,630,686
Novagold Resources, Inc.(1)	666,000	5,886,182
OceanaGold Corp.	1,266,066	27,027,966
OR Royalties, Inc.	371,500	14,889,720
Orezone Gold Corp.(1)	1,504,800	1,557,025
Orla Mining Ltd.(1)	739,600	7,976,860
Pan American Silver Corp.	832,763	32,252,911
Silvercorp Metals, Inc.(2)	433,400	2,739,088
SSR Mining, Inc.(1)	343,300	8,383,386
Torex Gold Resources, Inc.(1)	586,264	24,365,531
Triple Flag Precious Metals Corp.	116,600	3,413,296

Victoria Gold Corp./Vancouver(1)(2)	473,000	3,399
Wesdome Gold Mines Ltd.(1)	917,300	14,289,764
Wheaton Precious Metals Corp.	573,000	64,084,320
		776,818,499
China — 5.7%
Lingbao Gold Group Co. Ltd., Class H	2,530,000	5,977,874
Zhaojin Mining Industry Co. Ltd., H Shares	4,603,500	18,413,649
Zijin Mining Group Co. Ltd., H Shares	15,472,000	64,688,754
		89,080,277
Hong Kong — 0.0%
Zijin Gold International Co. Ltd.(1)	44,976	697,011
Mexico — 0.4%
Industrias Penoles SAB de CV(1)(2)	147,500	6,590,161
Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR	250,200	6,087,366
South Africa — 14.1%
Anglogold Ashanti PLC (New York)	921,322	64,796,576
DRDGOLD Ltd., ADR(2)	754,500	20,824,200
Gold Fields Ltd., ADR	2,018,800	84,708,848
Harmony Gold Mining Co. Ltd., ADR	1,938,600	35,185,590
Impala Platinum Holdings Ltd.	391,800	4,996,546
Northam Platinum Holdings Ltd.	404,500	6,562,805
Sibanye Stillwater Ltd.(1)(2)	1,173,800	3,320,155
		220,394,720
United Kingdom — 3.7%
Endeavour Mining PLC	984,704	41,363,653
Fresnillo PLC	252,500	8,054,423
Hochschild Mining PLC	1,931,100	9,263,372
		58,681,448
United States — 11.6%
Coeur Mining, Inc.(1)	755,900	14,180,684
Hecla Mining Co.	736,500	8,911,650
Newmont Corp.	1,538,180	129,683,956
Royal Gold, Inc.	148,121	29,710,110
		182,486,400
TOTAL COMMON STOCKS (Cost $564,248,565)		1,541,219,960
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	46,754	46,754
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,644,462	2,644,462
		2,691,216
Repurchase Agreements — 1.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 8/15/55, valued at $23,589,728), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $23,129,692)		23,127,000
TOTAL SHORT-TERM INVESTMENTS (Cost $25,818,216)		25,818,216
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $590,066,781)		1,567,038,176
OTHER ASSETS AND LIABILITIES — 0.1%		2,033,648
TOTAL NET ASSETS — 100.0%		$1,569,071,824

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,525,664. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,878,375, which includes securities collateral of $4,233,913.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund'sportfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$192,381,054	—
Brazil	—	8,003,024	—
Canada	$606,474,437	170,344,062	—
China	—	89,080,277	—
Hong Kong	—	697,011	—
Mexico	—	6,590,161	—
South Africa	205,515,214	14,879,506	—
United Kingdom	—	58,681,448	—
Other Countries	188,573,766	—	—
Short-Term Investments	2,691,216	23,127,000	—
	$1,003,254,633	$563,783,543	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.